INVESTMENTS - NET INVESTMENT INCOME (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net Investment Income [Line Items]
Amounts transferred to interest maintenance reserve (“IMR”) net of tax	$ 5.9	$ (4.2)	$ 0.0
Tax (expense) credits	(1.2)	(14.6)	1.2
Net Realized Capital Gains (Losses)	1.0	23.2	(5.1)
Fixed maturities
Net Investment Income [Line Items]
Realized capital gains (losses) before tax	(9.5)	0.2	(4.3)
Derivative
Net Investment Income [Line Items]
Realized capital gains (losses) before tax	$ 5.8	$ 41.8	$ (2.0)